Quarterly Financial Information	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information
Note 20—Quarterly Financial Information
The following is a summary of our unaudited quarterly financial information:

	Quarter Ended
(amounts in millions, except per share data)	March 31	June 30	September 30	December 31
2016
Revenues	$1,123	$904	$1,184	$1,107
Operating income (loss) (1)	$145	$(702)	$(117)	$34
Net loss	$(10)	$(803)	$(249)	$(182)
Net loss attributable to Dynegy Inc. common stockholders	$(15)	$(807)	$(254)	$(186)
Net loss per share attributable to Dynegy Inc. common stockholders—Basic	$(0.13)	$(6.73)	$(1.81)	$(1.33)
Net loss per share attributable to Dynegy Inc. common stockholders—Diluted	$(0.13)	$(6.73)	$(1.81)	$(1.33)
2015 (2)
Revenues	$632	$990	$1,232	$1,016
Operating income (loss) (3)	$(40)	$10	$107	$(13)
Net income (loss)	$(181)	$386	$(24)	$(134)
Net income (loss) attributable to Dynegy Inc. common stockholders	$(185)	$382	$(29)	$(140)
Net income (loss) per share attributable to Dynegy Inc. common stockholders—Basic	$(1.49)	$2.98	$(0.23)	$(1.18)
Net income (loss) per share attributable to Dynegy Inc. common stockholders—Diluted	$(1.49)	$2.73	$(0.23)	$(1.18)

_____________________

(1)
The results for the quarters ended June 30, 2016, September 30, 2016, and December 31, 2016, include impairment charges of $645 million, $212 million, and $1 million, respectively. See Note 9—Property, Plant and Equipment and Note 11—Unconsolidated Investments for more information.

(2)
The unaudited quarterly information for the quarters ended June 30, 2015, September 30, 2015 and December 31, 2015 reflects the impact of the Acquisitions. Please read Note 3—Acquisitions for further discussion.

(3)
The results for the quarters ended September 30, 2015 and December 31, 2015, include impairment charges of $74 million and $25 million, respectively. See Note 9—Property, Plant and Equipment for more information.